[Western Reserve Life Assurance Co. of Ohio]

May 2, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	WRL Freedom Premier III Variable Annuity
Separate Account VA U
Western Reserve Life Assurance Co. of Ohio
(File No. 333-108525)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus, supplement and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Shane E. Daly

Shane E. Daly
Assistant General Counsel
Transamerica Capital Management

cc:	Frederick R. Bellamy, Esq.